Shareholder Fees	Mar. 31, 2021 USD ($)
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Maximum account fee	$ 20	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Maximum account fee	none	[2]
Prospectus #1 | Delaware Ivy Balanced Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Balanced Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Balanced Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Balanced Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Balanced Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Balanced Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Balanced Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[3]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Core Equity Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[4]
Maximum account fee	$ 20	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Core Equity Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[4]
Maximum account fee	none	[5]
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[6]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Energy Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[7]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[8]
Maximum account fee	$ 20	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Equity Income Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[8]
Maximum account fee	none	[9]
Prospectus #1 | Delaware Ivy Global Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Growth Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Growth Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Growth Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Growth Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Global Growth Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[10]
Maximum account fee	none
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[11]
Maximum account fee	$ 20	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[11]
Maximum account fee	none	[12]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[13]
Maximum account fee	$ 20	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[13]
Maximum account fee	none	[14]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[15]
Maximum account fee	$ 20	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[15]
Maximum account fee	none	[16]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[17]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[17]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[17]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[17]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[17]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[17]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[18]
Maximum account fee	$ 20	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[18]
Maximum account fee	none	[19]
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Core Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[20]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[21]
Maximum account fee	$ 20	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[21]
Maximum account fee	none	[22]
Prospectus #1 | Delaware Ivy Value Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[23]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Value Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[23]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Value Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[23]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Value Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[23]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Value Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[23]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Value Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[23]
Maximum account fee	none
Prospectus #1 | Delaware Ivy Value Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[23]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Global Bond Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[24]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Government Money Market Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[25]
Maximum account fee	none	[26]
Prospectus #2 | Delaware Ivy Government Money Market Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[25]
Maximum account fee	none	[26]
Prospectus #2 | Delaware Ivy Government Money Market Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[25]
Maximum account fee	none	[26]
Prospectus #2 | Delaware Ivy Government Money Market Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[25]
Maximum account fee	$ 20	[26]
Prospectus #2 | Delaware Ivy Government Money Market Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[25]
Maximum account fee	none	[26]
Prospectus #2 | Delaware Ivy High Income Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[27]
Maximum account fee	$ 20	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy High Income Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[27]
Maximum account fee	none	[28]
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[29]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[30]
Maximum account fee	$ 20	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[30]
Maximum account fee	none	[31]
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[32]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[33]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[33]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[33]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[33]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[33]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[33]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[34]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[34]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[34]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[34]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[34]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[34]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[35]
Maximum account fee	$ 20	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[35]
Maximum account fee	none	[36]
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[37]
Maximum account fee	none
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[38]
Maximum account fee	$ 20	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Core Bond Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[38]
Maximum account fee	none	[39]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[40]
Maximum account fee	none	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	5.00%	[40]
Maximum account fee	none	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[40]
Maximum account fee	none	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class E
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[40]
Maximum account fee	$ 20	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[40]
Maximum account fee	none	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[40]
Maximum account fee	none	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[40]
Maximum account fee	none	[41]
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund | Class Y
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[40]
Maximum account fee	none	[41]

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[2]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[3]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[4]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[5]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[6]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[7]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[8]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[9]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[10]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[11]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[12]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[13]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[14]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[15]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[16]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[17]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[18]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[19]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[20]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[21]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[22]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[23]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[24]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[25]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares if they were exchanged from Class A and Class E shares of another Delaware Fund that were purchased at net asset value (NAV) for $1 million ($250,000 for Class E shares) or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.
[26]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[27]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[28]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[29]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[30]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or a 0.75% CDSC on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[31]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[32]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[33]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[34]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[35]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[36]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[37]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[38]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[39]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[40]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. For Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[41]	With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.